INVENTORY (Tables)	12 Months Ended
Oct. 31, 2018
Inventory, Net [Abstract]
Inventory

	October 31,
	2018	2017
	(in millions)
Finished goods	$283	$286
Purchased parts and fabricated assemblies	336	302
Total inventory	$619	$588